Property, plant, equipment and forestlands	12 Months Ended
Dec. 31, 2011
Property, plant, equipment and forestlands

C. Property, plant, equipment and forestlands

Depreciation and depletion expense for the years ended December 31, 2011, 2010 and 2009 was:

In millions	2011	2010	2009
Depreciation and depletion expense	$301	$293	$303

Property, plant, equipment and forestlands consist of the following:

	December 31,
In millions	2011	2010
Land and land improvements	$250	$255
Buildings and leasehold improvements	756	761
Machinery and other	5,145	5,030

	6,151	6,046
Less: accumulated depreciation	(3,579)	(3,414)

	2,572	2,632
Forestlands	352	328
Construction-in-progress	518	199

	$3,442	$3,159